Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended
	Dec. 20, 2024	May 31, 2024	May 31, 2023	May 31, 2022	Feb. 08, 2022	Jul. 14, 2021	May 31, 2025
FIS Bright Portfolios Focused Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name							FIS Bright Portfolios Focused Equity ETF NAV
Accumulated Value	$ 10,000						$ 10,361
FIS Christian Stock Fund
Account Value [Line Items]
Line Graph and Table Measure Name							FIS Christian Stock Fund NAV
Accumulated Value		$ 11,149	$ 9,105	$ 9,318	$ 10,000		$ 12,178
FIS Knights of Columbus Global Belief ETF
Account Value [Line Items]
Line Graph and Table Measure Name							FIS Knights of Columbus Global Belief ETF NAV
Accumulated Value		10,725	8,701	8,884		$ 10,000	$ 12,565
MSCI USA Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI USA Net Total Return USD Index
Accumulated Value	$ 10,000						$ 10,119
MSCI WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI WORLD Index Net (USD)
Accumulated Value		11,714	9,378	9,187	10,000		$ 13,321
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Total Return Index
Accumulated Value		12,221	9,534	9,263	$ 10,000		$ 13,873
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Net Total Return Index (USD)
Accumulated Value		11,359	9,193	9,115		10,000	$ 12,909
FTSE All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE All World Index
Accumulated Value		$ 11,349	$ 9,204	$ 9,126		$ 10,000	$ 12,918